Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Noncash Financing Activity Notes Issued	$ 40,785